UBS Series Funds

July 31, 2020

Supplement to the Prospectus dated December 30, 2019, as supplemented.

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund

• UBS Select ESG Prime Institutional Fund

Dear Investor,

The minimum initial investment amount for investors purchasing shares of UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select ESG Prime Institutional Fund (each, a “fund” and together, the “funds”) through UBS Financial Services Inc. is being reduced on a temporary basis as described further below. The purpose of this supplement is to update certain information contained in the Prospectus regarding the minimum initial investment amount for each fund. These disclosure changes will become effective on or around August 10, 2020 (“Effective Date”).

The Prospectus is hereby supplemented as shown below.

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select Prime Institutional Fund beginning on page 7 of the Prospectus is revised by replacing the fourth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through December 31, 2020 is $500,000.

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select Government Institutional Fund on page 13 of the Prospectus is revised by replacing the fourth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through December 31, 2020 is $500,000.

ZS-1069

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select Treasury Institutional Fund beginning on page 18 of the Prospectus is revised by replacing the fourth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through December 31, 2020 is $500,000.

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select ESG Prime Institutional Fund on page 24 of the Prospectus is revised by replacing the fourth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through December 31, 2020 is $100,000.

On the Effective Date, the section captioned “Managing your fund account” and sub-captioned “Minimum investment.” beginning on page 35 of the Prospectus is revised by replacing the first sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through December 31, 2020 is $500,000 for UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund and $100,000 for UBS Select ESG Prime Institutional Fund.

On the Effective Date, the same section of the Prospectus is revised by replacing the last paragraph of that section in its entirety with the following:

If your fund account balance has fallen below $1,000,000 (or $500,000 or $100,000, as applicable), UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 (or $500,000 or $100,000, as applicable) after that purchase.

On the Effective Date, the section captioned “Managing your fund account” and sub-captioned “Minimum investment.” beginning on page 41 of the Prospectus is revised by replacing the first sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through December 31, 2020 is $500,000 for UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund and $100,000 for UBS Select ESG Prime Institutional Fund.

On the Effective Date, the same section of the Prospectus is revised by replacing the last paragraph of that section in its entirety with the following:

If your fund account balance has fallen below $1,000,000 (or $500,000 or $100,000, as applicable), UBS AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 (or $500,000 or $100,000, as applicable) after that purchase.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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